Quarterly Report
January 31, 2020
MFS®  Multimarket Income Trust

Portfolio of Investments
1/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 119.1%
Aerospace – 1.9%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$793,000	$762,271
Bombardier, Inc., 7.875%, 4/15/2027 (n)		535,000	506,886
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		605,000	642,812
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		290,000	309,339
L3Harris Technologies, Inc., 3.85%, 6/15/2023 (n)		600,000	637,676
Lockheed Martin Corp., 3.55%, 1/15/2026		406,000	443,080
Moog, Inc., 4.25%, 12/15/2027 (n)		1,250,000	1,281,437
TransDigm, Inc., 6.5%, 7/15/2024		555,000	572,344
TransDigm, Inc., 6.25%, 3/15/2026 (n)		1,302,000	1,404,207
TransDigm, Inc., 6.375%, 6/15/2026		605,000	638,275
TransDigm, Inc., 5.5%, 11/15/2027 (n)		735,000	739,520
			$7,937,847
Apparel Manufacturers – 0.1%
Tapestry, Inc., 4.125%, 7/15/2027		$511,000	$534,012
Asset-Backed & Securitized – 4.7%
AA Bond Co. Ltd., 6.269%, 7/31/2025	GBP	250,000	$355,462
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.259% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)		$961,043	972,483
Benchmark Mortgage Trust, 2019-B12, “A5”, 3.115%, 8/15/2052		1,335,878	1,433,520
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		145,449	145,949
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)		437,500	437,413
Commercial Mortgage Pass-Through Certificates, 2019-BNK19, “A3”, 3.183%, 8/15/2061 (n)		2,000,000	2,159,798
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)		3,125,374	75,100
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052		2,000,000	2,126,908
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 3.519% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)		2,500,000	2,500,097
Lehman Brothers Commercial Conduit Mortgage Trust, 1.114%, 2/18/2030 (i)		57,540	1
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 2.731% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)		2,500,000	2,496,417
Morgan Stanley Capital I Trust, “2019-H7, ”A4“, 3.261%, 7/15/2052		1,289,610	1,395,300
Octagon Investment Partners XVII Ltd., 2013-1A, ”BR2“, FLR, 3.194% (LIBOR - 3mo. + 1.4%), 1/25/2031 (n)		2,139,000	2,112,275
Securitized Term Auto Receivable Trust 2019-CRTA, ”B“, 2.453%, 3/25/2026 (n)		466,788	468,876
Securitized Term Auto Receivable Trust 2019-CRTA, ”C“, 2.849%, 3/25/2026 (n)		598,492	601,150
Wells Fargo Commercial Mortgage Trust, 2019-C53, “A4”, 3.04%, 10/15/2052		2,000,000	2,127,986
			$19,408,735
Automotive – 1.7%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)		$200,000	$188,500
Allison Transmission, Inc., 5%, 10/01/2024 (n)		2,000,000	2,037,540
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)		105,000	114,629
Dana, Inc., 5.375%, 11/15/2027		233,000	240,281
Ferrari N.V., 1.5%, 3/16/2023	EUR	425,000	490,530
Ford Motor Credit Co. LLC, 1.514%, 2/17/2023		200,000	225,155
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		$925,000	981,564
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)		710,000	728,340
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		1,085,000	1,166,375
Volkswagen International Finance N.V., 1.875%, 3/30/2027	EUR	300,000	358,878
Volkswagen Leasing GmbH, 1.5%, 6/19/2026		300,000	351,320
			$6,883,112
Broadcasting – 2.9%
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027 (n)		$605,000	$565,675
Discovery, Inc., 4.125%, 5/15/2029		219,000	239,295
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)		400,000	432,000
iHeartCommunications, Inc., 8.375%, 5/01/2027		430,000	467,621
iHeartCommunications, Inc., 5.25%, 8/15/2027 (n)		190,000	198,075
Lions Gate Capital Holding Co., 5.875%, 11/01/2024		235,000	229,712

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Match Group, Inc., 6.375%, 6/01/2024		$1,060,000	$1,110,350
Match Group, Inc., 5%, 12/15/2027 (n)		655,000	687,750
MMS USA Financing, Inc., 1.75%, 6/13/2031	EUR	1,200,000	1,399,628
National CineMedia LLC, 5.875%, 4/15/2028 (n)		$505,000	527,374
Netflix, Inc., 5.875%, 2/15/2025		1,260,000	1,412,775
Netflix, Inc., 5.875%, 11/15/2028		470,000	529,290
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		705,000	741,498
Prosus N.V., 3.68%, 1/21/2030 (n)		251,000	259,419
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (n)		175,000	180,250
ViacomCBS, Inc., 4.375%, 3/15/2043		393,000	426,928
WMG Acquisition Corp., 5%, 8/01/2023 (n)		250,000	255,000
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		1,040,000	1,071,200
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		195,000	205,238
WPP Finance, 3.75%, 9/19/2024		352,000	377,422
WPP Finance 2016 Co., 1.375%, 3/20/2025	EUR	350,000	409,580
			$11,726,080
Brokerage & Asset Managers – 0.9%
AG Issuer LLC, 6.25%, 3/01/2028		$60,000	$60,000
Banco BTG Pactual S.A. (Cayman Islands), 4.5%, 1/10/2025 (n)		800,000	824,000
E*TRADE Financial Corp., 2.95%, 8/24/2022		245,000	250,648
Euroclear Investments S.A., 2.625%, 4/11/2048	EUR	400,000	482,015
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		$450,000	492,281
Low Income Investment Fund, 3.386%, 7/01/2026		185,000	192,410
Low Income Investment Fund, 3.711%, 7/01/2029		490,000	516,515
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		950,000	966,625
			$3,784,494
Building – 3.5%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		$1,000,000	$1,052,500
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		1,140,000	1,149,394
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		766,000	761,940
Beacon Roofing Supply, Inc., 4.5%, 11/15/2026 (n)		345,000	354,488
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (p)		330,000	344,025
Core & Main LP, 6.125%, 8/15/2025 (n)		645,000	662,654
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)		455,000	477,181
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		451,000	518,682
HD Supply, Inc., 5.375%, 10/15/2026 (n)		980,000	1,038,800
Imerys S.A., 1.5%, 1/15/2027	EUR	400,000	461,865
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		$560,000	576,800
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		600,000	625,320
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		225,000	238,332
Masco Corp., 4.45%, 4/01/2025		170,000	187,332
Masco Corp., 4.375%, 4/01/2026		791,000	875,660
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		490,000	513,275
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		636,000	664,620
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		400,000	435,000
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		734,000	715,650
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		985,000	1,012,087
Standard Industries, Inc., 6%, 10/15/2025 (n)		655,000	683,656
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		980,000	989,800
			$14,339,061
Business Services – 2.5%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		$695,000	$726,275
CDK Global, Inc., 4.875%, 6/01/2027		1,000,000	1,048,955
CDK Global, Inc., 5.25%, 5/15/2029 (n)		295,000	315,650
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	1,100,000	1,242,890
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$180,000	193,755

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Fidelity National Information Services, Inc., 2.602%, 5/21/2025	GBP	100,000	$140,105
Fidelity National Information Services, Inc., 3%, 8/15/2026		$1,004,000	1,056,051
Fidelity National Information Services, Inc., 2.25%, 12/03/2029	GBP	300,000	409,647
Fidelity National Information Services, Inc., 3.36%, 5/21/2031		150,000	225,730
Fiserv, Inc., 4.4%, 7/01/2049		$196,000	229,792
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)		490,000	504,700
MSCI, Inc., 5.75%, 8/15/2025 (n)		530,000	553,029
MSCI, Inc., 4.75%, 8/01/2026 (n)		1,725,000	1,806,937
Refinitiv U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)		325,000	361,985
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	753,038
Verscend Escrow Corp., 9.75%, 8/15/2026		640,000	696,000
			$10,264,539
Cable TV – 5.7%
Altice Financing S.A., 7.5%, 5/15/2026 (n)		$280,000	$299,236
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		77,000	78,636
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		700,000	722,750
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		2,025,000	2,124,914
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		1,200,000	1,264,272
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		1,000,000	1,028,125
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		347,000	453,050
CSC Holdings LLC, 5.5%, 5/15/2026 (n)		665,000	696,724
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		2,775,000	2,944,969
DISH DBS Corp., 5.875%, 11/15/2024		765,000	774,126
Eutelsat S.A., 2.25%, 7/13/2027	EUR	800,000	948,237
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)		$440,000	224,400
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		1,120,000	898,800
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		595,000	629,236
SES Global Americas Holdings GP, 5.3%, 3/25/2044 (n)		535,000	557,195
SES S.A., 0.875%, 11/04/2027	EUR	150,000	164,923
SES S.A., 5.625% to 1/29/2024, FLR (EUR Swap Rate - 5yr. + 5.4%) to 1/29/2029, FLR (EUR Swap Rate - 5yr. + 5.65%) to 1/29/2044, FLR (EUR Swap Rate - 5yr. + 6.4%) to 12/29/2049		850,000	1,043,837
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)		$1,205,000	1,249,434
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)		375,000	403,556
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		540,000	544,725
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		650,000	670,378
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		800,000	848,000
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)		640,000	670,400
Time Warner Cable, Inc., 4.5%, 9/15/2042		210,000	220,211
Videotron Ltd., 5.375%, 6/15/2024 (n)		215,000	232,200
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,540,000	1,613,466
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		400,000	412,000
Virgin Media Secured Finance PLC, 5.5%, 5/15/2029 (n)		465,000	489,413
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		1,305,000	1,342,519
			$23,549,732
Chemicals – 1.4%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$910,000	$937,300
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		805,000	797,956
Cydsa S.A.B. de C.V., 6.25%, 10/04/2027 (n)		675,000	700,313
Element Solutions, Inc., 5.875%, 12/01/2025 (n)		280,000	289,414
Sasol Financing (USA) LLC, 6.5%, 9/27/2028		350,000	391,471
Sherwin-Williams Co., 3.8%, 8/15/2049		341,000	365,725
SPCM S.A., 4.875%, 9/15/2025 (n)		1,005,000	1,037,662
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (n)		550,000	570,625
Symrise AG, 1.25%, 11/29/2025	EUR	385,000	448,162
			$5,538,628

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software – 1.4%
Dassault Systemes S.A., 0.125%, 9/16/2026	EUR	300,000	$333,935
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		$863,000	960,741
Microsoft Corp., 4.1%, 2/06/2037		1,422,000	1,719,663
Microsoft Corp., 3.95%, 8/08/2056		354,000	438,013
PTC, Inc., 3.625%, 2/15/2025 (n)		565,000	569,944
PTC, Inc., 4%, 2/15/2028 (n)		120,000	121,200
VeriSign, Inc., 5.25%, 4/01/2025		870,000	957,870
VeriSign, Inc., 4.75%, 7/15/2027		770,000	812,350
			$5,913,716
Computer Software - Systems – 1.8%
Apple, Inc., 4.5%, 2/23/2036		$1,100,000	$1,377,838
Apple, Inc., 4.25%, 2/09/2047		135,000	167,066
CDW LLC/CDW Finance Corp., 4.25%, 4/01/2028		385,000	400,881
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		1,300,000	1,433,250
Fair Isaac Corp., 4%, 6/15/2028 (n)		286,000	291,005
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		720,000	743,400
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		1,555,000	1,582,213
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,195,000	1,264,071
			$7,259,724
Conglomerates – 2.4%
Amsted Industries Co., 5.625%, 7/01/2027 (n)		$900,000	$956,750
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		1,080,000	1,144,800
CFX Escrow Corp., 6.375%, 2/15/2026 (n)		525,000	563,719
EnerSys, 5%, 4/30/2023 (n)		870,000	915,675
EnerSys, 4.375%, 12/15/2027 (n)		180,000	179,550
Gates Global LLC, 6.25%, 1/15/2026 (n)		735,000	755,102
General Electric Co., 0.875%, 5/17/2025	EUR	500,000	568,021
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)		$245,000	256,638
Illinois Tool Works, Inc., 1%, 6/05/2031	EUR	320,000	376,708
MTS Systems Corp., 5.75%, 8/15/2027 (n)		$615,000	645,750
Roper Technologies, Inc., 4.2%, 9/15/2028		343,000	387,656
Roper Technologies, Inc., 2.95%, 9/15/2029		270,000	280,174
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		665,000	728,175
TriMas Corp., 4.875%, 10/15/2025 (n)		1,290,000	1,322,250
United Technologies Corp., 3.65%, 8/16/2023		493,000	524,661
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		364,000	411,556
			$10,017,185
Construction – 0.6%
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		$825,000	$878,625
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		230,000	240,350
Toll Brothers Finance Corp., 4.875%, 11/15/2025		570,000	623,437
Toll Brothers Finance Corp., 4.35%, 2/15/2028		585,000	615,713
			$2,358,125
Consumer Products – 1.0%
Coty, Inc., 6.5%, 4/15/2026 (n)		$570,000	$594,225
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)		1,010,000	1,075,701
Mattel, Inc., 6.75%, 12/31/2025 (n)		400,000	429,000
Mattel, Inc., 5.875%, 12/15/2027 (n)		687,000	722,140
Prestige Brands, Inc., 5.125%, 1/15/2028 (n)		355,000	370,975
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		500,000	526,760
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		396,000	413,580
			$4,132,381

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 2.2%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$580,000	$619,150
Booking Holdings, Inc., 3.55%, 3/15/2028		238,000	259,699
Carriage Services, Inc., 6.625%, 6/01/2026 (n)		486,000	517,590
Cimpress N.V., 7%, 6/15/2026 (n)		815,000	861,296
Experian Finance PLC, 4.25%, 2/01/2029 (n)		778,000	887,260
Frontdoor, Inc., 6.75%, 8/15/2026 (n)		675,000	737,880
Garda World Security Corp., 4.625%, 2/15/2027 (n)		235,000	232,615
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		361,000	385,367
ManpowerGroup, Inc., 1.75%, 6/22/2026	EUR	450,000	539,487
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)		$400,000	431,500
Photo Holdings Merger Sub, Inc., 8.5%, 10/01/2026 (n)		120,000	112,200
Realogy Group LLC, 9.375%, 4/01/2027 (n)		660,000	684,651
Service Corp. International, 5.125%, 6/01/2029		570,000	606,993
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		665,000	687,258
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2027 (n)		1,052,000	766,657
Visa, Inc., 4.15%, 12/14/2035		465,000	568,955
Visa, Inc., 3.65%, 9/15/2047		273,000	319,748
			$9,218,306
Containers – 2.2%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (p)		$710,000	$733,004
Ball Corp., 5.25%, 7/01/2025		330,000	369,600
Crown American LLC, 4.5%, 1/15/2023		1,147,000	1,205,993
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		945,000	985,162
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		420,000	435,267
DS Smith PLC, 0.875%, 9/12/2026	EUR	350,000	389,308
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)		$665,000	667,494
Reynolds Group, 5.75%, 10/15/2020		581,465	582,802
Reynolds Group, 5.125%, 7/15/2023 (n)		725,000	739,870
Reynolds Group, 7%, 7/15/2024 (n)		195,000	201,338
San Miguel Industrias PET S.A., 4.5%, 9/18/2022		839,000	859,451
Silgan Holdings, Inc., 4.75%, 3/15/2025		890,000	907,800
Silgan Holdings, Inc., 4.125%, 2/01/2028 (n)		358,000	355,852
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		600,000	660,000
			$9,092,941
Electrical Equipment – 0.2%
CommScope Technologies LLC, 6%, 6/15/2025 (n)		$545,000	$521,838
CommScope Technologies LLC, 5%, 3/15/2027 (n)		450,000	408,375
			$930,213
Electronics – 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$767,000	$809,381
Entegris, Inc., 4.625%, 2/10/2026 (n)		890,000	918,925
Qorvo, Inc., 5.5%, 7/15/2026		645,000	682,087
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		570,000	629,850
Sensata Technologies B.V., 5%, 10/01/2025 (n)		890,000	963,425
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		1,015,000	1,028,753
Texas Instruments, Inc., 2.25%, 9/04/2029		312,000	314,410
			$5,346,831
Emerging Market Quasi-Sovereign – 8.6%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029		$1,100,000	$1,197,625
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048 (n)		1,020,000	1,288,393
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		946,000	996,847
CEZ A.S. (Czech Republic), 0.875%, 12/02/2026	EUR	650,000	734,377
China Construction Bank Corp., 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		$964,000	1,019,891
CNPC (HK) Overseas Capital Ltd. (People's Republic of China), 4.5%, 4/28/2021 (n)		1,242,000	1,276,364
Consorcio Transmantaro S.A. (Republic of Peru), 4.7%, 4/16/2034 (n)		200,000	225,400

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026 (n)		$423,000	$441,158
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		1,306,000	1,362,061
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		1,034,000	1,114,493
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		1,052,000	1,128,981
Export-Import Bank of India, 3.375%, 8/05/2026		1,366,000	1,407,535
Gaz Capital S.A. (Russian Federation), 4.95%, 2/06/2028 (n)		492,000	554,213
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030 (n)		1,002,000	1,189,675
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048 (n)		984,000	1,313,388
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		508,000	512,064
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)		1,091,000	1,108,729
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		869,000	925,112
NTPC Ltd. (Republic of India), 4.25%, 2/26/2026		1,313,000	1,400,643
Office Cherifien des Phosphates S.A. (Republic of Madagascar), 6.875%, 4/25/2044 (n)		373,000	491,114
Petrobras Global Finance B.V. (Federative Republic of Brazil), 5.75%, 2/01/2029		1,322,000	1,525,588
Petrobras Global Finance B.V. (Federative Republic of Brazil), 6.9%, 3/19/2049		1,235,000	1,504,847
Petroleos del Peru S.A., 4.75%, 6/19/2032		1,067,000	1,195,040
Petroleos Mexicanos, 6.49%, 1/23/2027 (n)		904,000	980,840
Petroleos Mexicanos, 5.35%, 2/12/2028		1,000,000	1,009,050
Power Finance Corp. Ltd. (Republic of India), 3.75%, 12/06/2027		550,000	552,827
PT Indonesia Asahan Aluminium (Persero), 6.757%, 11/15/2048 (n)		753,000	969,913
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		650,000	677,625
PT Pertamina (Persero) (Republic of Indonesia), 6.5%, 11/07/2048 (n)		1,200,000	1,590,071
Sinopec Capital (2013) Ltd. (People's Republic of China), 3.125%, 4/24/2023 (n)		666,000	684,020
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,367,000	1,636,157
State Grid Overseas Investment (2014) Ltd. (People's Republic of China), 4.125%, 5/07/2024 (n)		1,563,000	1,686,335
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,152,000	1,424,517
			$35,124,893
Emerging Market Sovereign – 9.2%
Arab Republic of Egypt, 6.588%, 2/21/2028		$1,087,000	$1,157,259
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	1,011,000	1,217,407
Arab Republic of Egypt, 7.903%, 2/21/2048		$1,120,000	1,209,600
Dominican Republic, 5.95%, 1/25/2027		997,000	1,094,706
Dominican Republic, 5.875%, 1/30/2060 (n)		1,170,000	1,169,415
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		1,415,000	1,579,989
Gabonese Republic, 6.95%, 6/16/2025		883,000	952,683
Government of Ukraine, 7.75%, 9/01/2023		1,061,000	1,171,768
Government of Ukraine, 7.75%, 9/01/2024		589,000	655,940
Government of Ukraine, 7.75%, 9/01/2025		900,000	1,012,518
Government of Ukraine, 4.375%, 1/27/2030	EUR	134,000	147,495
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		$824,000	816,790
Kingdom of Saudi Arabia, 4.375%, 4/16/2029 (n)		942,000	1,074,781
Republic of Angola, 9.5%, 11/12/2025		400,000	465,870
Republic of Angola, 8.25%, 5/09/2028		491,000	528,802
Republic of Argentina, 6.875%, 1/26/2027		1,669,000	751,885
Republic of Colombia, 3%, 1/30/2030		829,000	836,047
Republic of Colombia, 5%, 6/15/2045		1,050,000	1,275,750
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	750,000	862,979
Republic of El Salvador, 7.65%, 6/15/2035		$1,029,000	1,196,213
Republic of Ghana, 8.125%, 3/26/2032 (n)		1,186,000	1,215,531
Republic of Guatemala, 6.125%, 6/01/2050 (n)		792,000	940,104
Republic of Hungary, 7.625%, 3/29/2041		488,000	821,042
Republic of Indonesia, 4.125%, 1/15/2025 (n)		339,000	366,146
Republic of Kenya, 8%, 5/22/2032 (n)		1,046,000	1,138,004
Republic of Paraguay, 5.6%, 3/13/2048		1,049,000	1,256,178
Republic of Romania, 2%, 12/08/2026 (n)	EUR	1,011,000	1,210,175
Republic of Romania, 2.124%, 7/16/2031 (n)		1,200,000	1,385,145
Republic of South Africa, 4.875%, 4/14/2026		$432,000	452,669
Republic of Sri Lanka, 6.125%, 6/03/2025		668,000	654,634

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Sri Lanka, 7.55%, 3/28/2030 (n)		$854,000	$846,153
Republic of Turkey, 7.625%, 4/26/2029		856,000	994,758
Russian Federation, 4.75%, 5/27/2026		1,000,000	1,129,500
Russian Federation, 4.25%, 6/23/2027		1,000,000	1,104,248
Russian Federation, 4.375%, 3/21/2029		1,000,000	1,127,968
State of Qatar, 4%, 3/14/2029 (n)		533,000	600,986
State of Qatar, 4.817%, 3/14/2049 (n)		1,404,000	1,788,345
United Mexican States, 4.5%, 4/22/2029		1,300,000	1,455,350
			$37,664,833
Energy - Independent – 2.0%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(n)		$326,905	$268
Afren PLC, 10.25%, 4/08/2019 (a)(d)(n)		213,708	175
Callon Petroleum Co., 6.375%, 7/01/2026		535,000	505,575
Carrizo Oil & Gas, Inc., 8.25%, 7/15/2025		209,100	213,338
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)		830,000	837,362
Highpoint Operating Corp., 7%, 10/15/2022		215,000	204,117
Hilcorp Energy I/Hilcorp Finance Co., 5.75%, 10/01/2025 (n)		150,800	136,349
Jagged Peak Energy LLC, 5.875%, 5/01/2026		565,000	581,950
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)		580,000	598,850
Matador Resources Co., 5.875%, 9/15/2026		235,000	230,018
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		498,000	480,131
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)		630,000	663,075
QEP Resources, Inc., 5.625%, 3/01/2026		270,800	241,675
Range Resources Corp., 4.875%, 5/15/2025		315,800	246,324
Sanchez Energy Corp., 6.125%, 1/15/2023 (a)(d)		710,000	35,145
SM Energy Co., 6.75%, 9/15/2026		555,000	503,971
Southwestern Energy Co., 6.2%, 1/23/2025		245,800	204,629
Southwestern Energy Co., 7.5%, 4/01/2026		181,000	151,081
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	444,791
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,025,000	1,080,358
WPX Energy, Inc., 5.75%, 6/01/2026		855,000	895,612
			$8,254,794
Energy - Integrated – 0.2%
Eni S.p.A., 4%, 9/12/2023 (n)		$329,000	$350,489
Eni S.p.A., 4.25%, 5/09/2029 (n)		379,000	427,083
OMV AG, 1%, 7/03/2034	EUR	210,000	241,409
			$1,018,981
Entertainment – 0.8%
Live Nation Entertainment, Inc., 4.875%, 11/01/2024 (n)		$300,000	$310,080
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)		1,220,000	1,299,300
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (n)		195,000	200,616
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		1,425,000	1,455,281
			$3,265,277
Financial Institutions – 3.1%
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		$703,000	$737,535
AnaCap Financial Europe S.A. SICAV-RAIF, 5%, 8/01/2024	EUR	650,000	646,992
Avation Capital S.A., 6.5%, 5/15/2021 (n)		$400,000	413,000
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023		975,000	1,060,868
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)		640,000	704,256
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		454,000	478,039
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		363,000	392,842
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)		620,000	647,900
Garfunkelux Holdco 3 S.A., 7.5%, 8/01/2022	EUR	800,000	889,894
GE Capital International Funding Co., 3.373%, 11/15/2025		$1,086,000	1,152,042
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (p)		1,452,000	1,485,469

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Grand City Properties S.A., 2.5%, 10/24/2069	EUR	500,000	$573,933
LEG Immobilien AG, 0.875%, 11/28/2027		200,000	227,437
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (n)		$685,000	724,388
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		300,000	305,301
OneMain Financial Corp., 6.875%, 3/15/2025		485,000	546,838
OneMain Financial Corp., 7.125%, 3/15/2026		575,000	659,726
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		820,000	905,772
Springleaf Finance Corp., 5.375%, 11/15/2029		185,000	192,382
			$12,744,614
Food & Beverages – 3.0%
Anheuser-Busch InBev S.A., 1.65%, 3/28/2031	EUR	330,000	$406,683
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$1,554,000	1,623,976
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		209,000	241,713
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		331,000	451,601
Bacardi Ltd., 5.15%, 5/15/2038 (n)		425,000	498,911
Constellation Brands, Inc., 4.25%, 5/01/2023		894,000	958,384
Constellation Brands, Inc., 4.75%, 12/01/2025		313,000	355,852
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		1,030,000	1,068,625
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		1,170,000	1,295,775
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		685,000	702,125
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		1,065,000	1,118,250
NBM U.S. Holdings, Inc., 7%, 5/14/2026 (n)		666,000	714,285
Performance Food Group Co., 5.5%, 10/15/2027 (n)		615,000	647,288
Pilgrim's Pride Corp., 5.75%, 3/15/2025 (n)		350,000	359,625
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)		685,000	726,580
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)		1,260,000	1,288,514
			$12,458,187
Forest & Paper Products – 0.2%
Suzano Austria GmbH, 5%, 1/15/2030		$762,000	$804,520
Gaming & Lodging – 2.8%
CCM Merger, Inc., 6%, 3/15/2022 (n)		$760,000	$771,400
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023		530,000	582,184
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025		760,000	851,066
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026		350,000	397,145
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026		995,000	1,041,964
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025		1,075,000	1,099,187
Las Vegas Sands Corp., 3.9%, 8/08/2029		263,000	276,335
Scientific Games Corp., 8.25%, 3/15/2026 (n)		710,000	770,350
Scientific Games International, Inc., 7%, 5/15/2028 (n)		305,000	321,863
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)		1,065,000	1,093,041
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)		500,000	502,500
VICI Properties LP, REIT, 4.625%, 12/01/2029 (n)		185,000	193,325
VICI Properties, Inc., 4.125%, 8/15/2030 (n)		743,000	752,510
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)		1,495,000	1,564,144
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)		915,000	953,888
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)		335,000	347,563
			$11,518,465
Industrial – 0.2%
CPI Property Group S.A., 2.75%, 1/22/2028	GBP	300,000	$400,946
Investor AB, 1.5%, 6/20/2039	EUR	180,000	222,734
			$623,680

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance – 0.7%
American International Group, Inc., 1.875%, 6/21/2027	EUR	400,000	$482,307
Argentum Zurich Insurance, 3.5%, 10/01/2046		500,000	647,740
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044		450,000	560,638
CNP Assurances S.A., 2% to 7/27/2030, FLR (EURIBOR - 3mo. + 3%) to 7/27/2050		500,000	571,152
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 10/24/2068		600,000	717,519
			$2,979,356
Insurance - Health – 0.8%
Centene Corp., 6.125%, 2/15/2024		$540,000	$557,550
Centene Corp., 5.375%, 6/01/2026 (n)		700,000	744,625
Centene Corp., 4.25%, 12/15/2027 (n)		315,000	328,388
Centene Corp., 4.625%, 12/15/2029 (n)		239,000	256,901
UnitedHealth Group, Inc., 4.625%, 7/15/2035		1,009,000	1,246,668
			$3,134,132
Insurance - Property & Casualty – 1.4%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)		$625,000	$659,375
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		359,000	371,243
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		144,000	144,508
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		336,000	346,014
Chubb INA Holdings, Inc., 0.875%, 6/15/2027	EUR	100,000	114,908
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		$526,000	568,484
Hub International Ltd., 7%, 5/01/2026 (n)		1,080,000	1,120,500
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		315,000	333,541
Progressive Corp., 4.125%, 4/15/2047		602,000	733,008
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	300,000	415,902
Willis North America, Inc., 3.875%, 9/15/2049		$700,000	733,163
			$5,540,646
International Market Quasi-Sovereign – 0.6%
Electricite de France, 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2165	GBP	900,000	$1,342,518
Islandsbanki (Republic of Iceland), 1.125%, 1/19/2024	EUR	820,000	920,316
			$2,262,834
International Market Sovereign – 0.1%
Government of Japan, 2.4%, 3/20/2037	JPY	24,900,000	$316,260
Local Authorities – 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	410,000	$418,665
Province of British Columbia, 2.3%, 6/18/2026		595,000	464,778
			$883,443
Major Banks – 5.3%
Bank of America Corp., 3.5%, 4/19/2026		$1,437,000	$1,550,646
Bankinter S.A., 0.875%, 7/08/2026	EUR	400,000	453,056
Barclays PLC, 2% to 1/24/2025, FLR (EUR Swap Rate - 1yr. + 0.78%) to 2/07/2028		950,000	1,082,887
Barclays PLC, 7.875%, 12/29/2049		$700,000	757,750
Credit Agricole S.A., 1.25%, 10/02/2024	GBP	400,000	529,172
Credit Agricole S.A., 0.875%, 1/14/2032	EUR	700,000	782,041
Credit Suisse Group AG, 1.25%, 7/17/2025		500,000	577,704
Credit Suisse Group AG, 1%, 6/24/2027		600,000	687,453
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)		$700,000	793,625
Erste Group Bank AG, 0.875%, 5/22/2026	EUR	300,000	344,559
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030		500,000	556,033
Erste Group Bank AG, 5.125% to 10/15/2025, FLR (EUR Swap Rate - 5yr. + 4.851%) to 10/15/2067		400,000	494,192
Erste Group Bank AG, 3.375% to 4/15/2027, FLR (EUR Swap Rate-5yr. + 3.433%) to 10/15/2068		600,000	660,499
Goldman Sachs Group, Inc., 3%, 4/26/2022		$1,250,000	1,268,587
HSBC Holdings PLC, 4.375%, 11/23/2026		399,000	439,663

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 2.95%, 10/01/2026		$1,137,000	$1,195,274
JPMorgan Chase & Co., 4.26%, 2/22/2048		600,000	734,509
Lloyds Banking Group PLC, 1.875% to 9/15/2025, FLR (GBP Government Yield-5yr. + 1.3%) to 1/15/2026	GBP	350,000	466,152
Morgan Stanley, 3.125%, 7/27/2026		$572,000	605,610
Morgan Stanley, 3.95%, 4/23/2027		322,000	350,833
Nationwide Building Society, 1.5%, 3/08/2026	EUR	200,000	233,686
PNC Financial Services Group, Inc., 2.55%, 1/22/2030		$735,000	751,027
Royal Bank of Canada, 2.55%, 7/16/2024		1,761,000	1,814,433
Sumitomo Mitsui Financial Group, Inc., 0.465%, 5/30/2024	EUR	250,000	281,468
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		$1,027,000	1,114,474
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049		990,000	1,109,418
UBS Group Funding (Jersey) Ltd., 7%, 7/28/2060 (n)		1,043,000	1,148,458
UniCredit S.p.A., 1.625% to 7/03/2024, FLR (EURIBOR - 3mo. + 1.9%) to 7/03/2025	EUR	600,000	686,801
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)		$412,000	443,318
			$21,913,328
Medical & Health Technology & Services – 4.8%
Alcon, Inc., 3.8%, 9/23/2049 (n)		$200,000	$220,119
Avantor, Inc., 9%, 10/01/2025 (n)		1,260,000	1,392,552
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)		255,000	262,792
Becton, Dickinson and Co., 3.734%, 12/15/2024		66,000	70,847
Becton, Dickinson and Co., 4.685%, 12/15/2044		212,000	260,794
Cigna Corp., 4.125%, 11/15/2025		522,000	574,694
Community Health Systems, Inc., 6.625%, 2/15/2025 (n)		480,000	484,886
DaVita, Inc., 5%, 5/01/2025		700,000	716,891
Encompass Health Corp., 5.75%, 9/15/2025		370,000	384,800
HCA, Inc., 7.5%, 2/15/2022		835,000	916,571
HCA, Inc., 5.375%, 2/01/2025		1,980,000	2,212,848
HCA, Inc., 5.875%, 2/15/2026		1,110,000	1,275,112
HCA, Inc., 5.25%, 6/15/2026		471,000	538,242
HCA, Inc., 5.625%, 9/01/2028		160,000	185,400
HCA, Inc., 5.125%, 6/15/2039		287,000	330,993
HealthSouth Corp., 5.125%, 3/15/2023		1,025,000	1,040,375
HealthSouth Corp., 5.75%, 11/01/2024		143,000	144,749
Heartland Dental LLC, 8.5%, 5/01/2026 (n)		460,000	472,650
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)		835,000	873,619
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		1,365,000	1,440,130
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		614,000	717,545
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)		575,000	556,957
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (p)		325,000	302,254
Radiology Partners, Inc., 9.25%, 2/01/2028 (n)		150,000	156,000
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		920,000	1,026,950
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)		200,000	117,506
Tenet Healthcare Corp., 4.875%, 1/01/2026 (n)		700,000	725,812
Tenet Healthcare Corp., 5.125%, 11/01/2027 (n)		605,000	636,762
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		245,000	257,327
Thermo Fisher Scientific, Inc., 0.875%, 10/01/2031	EUR	200,000	224,296
Toledo Hospital, 6.015%, 11/15/2048		$400,000	551,650
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)		735,000	723,975
			$19,796,098
Medical Equipment – 1.0%
Abbott Ireland Financing DAC, 1.5%, 9/27/2026	EUR	450,000	$541,538
Boston Scientific Corp., 0.625%, 12/01/2027		200,000	223,016
DH Europe Finance II S.à r.l., 0.45%, 3/18/2028		100,000	111,084
DH Europe Finance II S.à r.l., 1.35%, 9/18/2039		250,000	275,126
EssilorLuxottica S.A., 0.375%, 11/27/2027		200,000	225,728
EssilorLuxottica S.A., 0.75%, 11/27/2031		200,000	229,773
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)		$910,000	930,475

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical Equipment – continued
Teleflex, Inc., 4.875%, 6/01/2026	$445,000	$463,913
Teleflex, Inc., 4.625%, 11/15/2027	1,015,000	1,068,287
		$4,068,940
Metals & Mining – 2.3%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$415,000	$430,562
Cleveland-Cliffs, Inc., 5.875%, 6/01/2027 (n)	425,000	392,063
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	665,000	712,235
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	200,000	193,000
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/2022	475,000	480,344
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	625,000	643,750
Freeport-McMoRan, Inc., 5%, 9/01/2027	670,000	693,483
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	670,000	710,200
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	425,000	436,101
Harsco Corp., 5.75%, 7/31/2027 (n)	560,000	572,600
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	1,187,000	1,210,740
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	655,000	527,275
Novelis Corp., 5.875%, 9/30/2026 (n)	1,070,000	1,134,200
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	263,000	160,430
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	275,000	264,000
TMS International Corp., 7.25%, 8/15/2025 (n)	790,000	746,550
		$9,307,533
Midstream – 3.4%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)	$1,248,000	$1,423,725
APT Pipelines Ltd., 5%, 3/23/2035 (n)	542,000	617,116
Cheniere Energy Partners LP, 5.25%, 10/01/2025	1,525,000	1,570,750
Cheniere Energy, Inc., 4.5%, 10/01/2029 (n)	550,000	559,625
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)	419,000	434,380
Cosan Ltd., 5.5%, 9/20/2029 (n)	1,219,000	1,298,857
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	180,000	175,050
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	581,500	555,263
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	530,000	569,591
MPLX LP, 4.5%, 4/15/2038	371,000	383,337
ONEOK, Inc., 4.95%, 7/13/2047	637,000	704,262
Peru LNG, 5.375%, 3/22/2030	1,047,000	1,022,191
Plains All American Pipeline, 3.55%, 12/15/2029	436,000	433,580
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	500,000	557,587
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	400,000	428,151
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	665,000	670,819
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	625,000	643,750
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	995,000	1,032,312
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	430,000	473,580
Western Midstream Operating LP, 5.25%, 2/01/2050	593,000	562,220
		$14,116,146
Mortgage-Backed – 4.0%
Fannie Mae, 2.5%, 10/01/2034	$2,339,301	$2,381,717
Fannie Mae, 3%, 11/01/2034	1,947,995	2,007,632
Freddie Mac, 2.673%, 3/25/2026	1,099,000	1,158,130
Freddie Mac, 3.194%, 7/25/2027	850,000	928,022
Freddie Mac, 3.926%, 7/25/2028	4,700,000	5,387,791
Freddie Mac, 4.06%, 10/25/2028	2,010,000	2,326,938
Ginnie Mae, 3%, 11/20/2049	1,990,655	2,048,748
		$16,238,978

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Municipals – 0.5%
Commonwealth of Puerto Rico, Public Improvement, ”C-7“, 6%, 7/01/2027		$50,000	$51,565
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		605,000	644,162
New Jersey Economic Development Authority State Pension Funding Rev., ”A“, 7.425%, 2/15/2029		526,000	683,353
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”C“, 5.45%, 8/15/2028		209,000	240,983
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022		285,000	291,769
			$1,911,832
Natural Gas - Distribution – 0.5%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$420,000	$445,656
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		650,000	656,825
NiSource, Inc., 2.95%, 9/01/2029		826,000	849,716
			$1,952,197
Network & Telecom – 0.7%
AT&T, Inc., 4.75%, 5/15/2046		$1,175,000	$1,360,423
C&W Senior Financing DAC, 6.875%, 9/15/2027 (n)		450,000	483,188
Verizon Communications, Inc., 0.875%, 3/19/2032	EUR	360,000	405,275
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)		$455,000	464,623
			$2,713,509
Oil Services – 0.5%
Apergy Corp., 6.375%, 5/01/2026		$750,000	$787,954
Diamond Offshore Drill Co., 5.7%, 10/15/2039		560,000	299,600
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)		425,000	398,437
Halliburton Co., 5%, 11/15/2045		420,000	482,659
			$1,968,650
Oils – 1.2%
Neste Oyj, 1.5%, 6/07/2024	EUR	500,000	$581,197
Parkland Fuel Corp., 6%, 4/01/2026 (n)		$1,195,000	1,257,738
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025		745,000	791,250
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028 (n)		415,000	424,379
Phillips 66, 4.875%, 11/15/2044		606,000	744,826
Puma International Financing S.A., 5%, 1/24/2026		900,000	844,625
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		359,000	474,954
			$5,118,969
Other Banks & Diversified Financials – 3.5%
ABANCA Corp. Bancaria S.A., 6.125% to 1/18/2024, FLR (EUR Swap Rate - 5yr. + 5.93%) to 1/18/2029	EUR	500,000	$632,380
AIB Group PLC, 1.25%, 5/28/2024		625,000	716,402
AIB Group PLC, 1.875% to 11/19/2024, FLR (EUR Swap Rate-5yr. + 2.15%) to 11/19/2029		1,000,000	1,132,158
Banca Monte Dei Paschi, 2.625%, 4/28/2025		650,000	722,396
Bangkok Bank (Hong Kong), 4.05%, 3/19/2024 (n)		$1,046,000	1,120,272
Banque Federative du Credit Mutuel S.A., 1.25%, 12/05/2025	GBP	600,000	786,762
Belfius Bank S.A., 0.375%, 2/13/2026	EUR	900,000	992,145
BPCE S.A., 0.5%, 2/24/2027		200,000	222,540
BPCE S.A., 5.25%, 4/16/2029	GBP	400,000	666,282
BPER Banca S.p.A., 5.125% to 5/31/2022, FLR (EUR Swap Rate - 5yr. + 4.91%) to 5/31/2027	EUR	0	0
Commerzbank AG, 0.625%, 8/28/2024		230,000	260,663
CYBG PLC, 9.25% to 6/08/2024, FLR (GBP Government Yield - 5yr. + 8.307%) to 6/13/2049	GBP	600,000	914,425
Deutsche Bank AG, 2.625%, 12/16/2024		500,000	673,267
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$652,000	712,343
ING Groep N.V., 1% to 11/13/2025, FLR (EUR Swap Rate - 5yr. + 1.2%) to 11/13/2030	EUR	500,000	558,781
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	250,000	353,544
Intesa Sanpaolo S.p.A., 2.5%, 1/15/2030		350,000	472,168
JSC Kazkommertsbank, 5.5%, 12/21/2022		$910,652	916,330
KBC Group N.V., 0.5% to 12/03/2024, FLR (EUR Swap Rate - 5yr. + 1.1%) to 12/03/2029	EUR	200,000	219,730
KBC Group N.V., 4.25% to 10/24/2025, FLR (EUR Swap Rate-5yr. + 3.594%) to 10/24/2060		600,000	701,196

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Macquarie Group Ltd., 1.25% to 3/5/2024, FLR (EURIBOR - 3mo. + 0.839%) to 3/05/2025	EUR	300,000	$344,584
UBS AG, 5.125%, 5/15/2024		$981,000	1,058,254
			$14,176,622
Pharmaceuticals – 1.0%
Bausch Health Companies, Inc., 5.5%, 3/01/2023 (n)		$366,000	$366,915
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)		1,985,000	2,041,811
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)		180,000	182,250
Eagle Holding Co. II LLC, 7.625%, 5/15/2022 (n)		720,000	727,200
Eagle Holding Co. II LLC, 7.75%, 5/15/2022 (n)		170,000	171,700
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)		570,000	424,650
			$3,914,526
Pollution Control – 0.5%
Covanta Holding Corp., 5.875%, 3/01/2024		$775,000	$788,562
Covanta Holding Corp., 6%, 1/01/2027		140,000	145,139
GFL Environmental, Inc., 7%, 6/01/2026 (n)		500,000	521,100
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)		410,000	446,900
			$1,901,701
Printing & Publishing – 0.4%
Meredith Corp., 6.875%, 2/01/2026		$480,000	$493,970
Nielsen Co. Lux S.à r.l., 5%, 2/01/2025 (n)		150,000	152,643
Nielsen Finance LLC, 5%, 4/15/2022 (n)		886,000	887,108
			$1,533,721
Railroad & Shipping – 0.2%
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034		$549,770	$650,103
Lima Metro Line 2 Finance Ltd., 4.35%, 4/05/2036 (n)		314,000	336,963
			$987,066
Real Estate - Healthcare – 0.4%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026		$980,000	$1,027,775
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027		435,000	457,272
			$1,485,047
Real Estate - Office – 0.2%
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	350,000	$419,927
Merlin Properties SOCIMI S.A., REIT, 1.875%, 12/04/2034		300,000	344,659
			$764,586
Real Estate - Other – 0.8%
Digital Dutch Finco B.V., 0.625%, 7/15/2025	EUR	150,000	$167,547
Digital Dutch Finco B.V., 1.5%, 3/15/2030		200,000	229,214
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/01/2027 (n)		$845,000	843,318
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023		485,000	493,487
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)		1,054,000	1,096,160
SELP Finance S.à r.l., 1.5%, 12/20/2026	EUR	460,000	532,203
			$3,361,929
Restaurants – 0.7%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)		$750,000	$770,775
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)		1,680,000	1,759,800
Yum! Brands, Inc., 4.75%, 1/15/2030 (n)		510,000	545,062
			$3,075,637

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – 0.9%
AA Bond Co. Ltd., 2.75%, 7/31/2023	GBP	625,000	$804,746
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)		$595,000	602,437
EG Global Finance PLC, 6.75%, 2/07/2025 (n)		470,000	475,875
EG Global Finance PLC, 8.5%, 10/30/2025 (n)		335,000	355,100
L Brands, Inc., 5.25%, 2/01/2028		740,000	734,450
Marks & Spencer PLC, 3.25%, 7/10/2027	GBP	350,000	472,107
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025		$400,000	414,000
			$3,858,715
Specialty Chemicals – 0.3%
Koppers, Inc., 6%, 2/15/2025 (n)		$480,000	$491,760
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)		552,000	572,700
			$1,064,460
Specialty Stores – 0.3%
Penske Automotive Group Co., 5.375%, 12/01/2024		$470,000	$482,337
Penske Automotive Group Co., 5.5%, 5/15/2026		520,000	538,226
PetSmart, Inc., 7.125%, 3/15/2023 (n)		175,000	174,344
PetSmart, Inc., 8.875%, 6/01/2025 (n)		175,000	179,813
			$1,374,720
Supermarkets – 0.8%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024		$335,000	$348,400
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025		435,000	450,234
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		700,000	709,716
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (n)		55,000	58,712
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022		1,003,000	1,065,186
Iceland Bondco PLC, 4.625%, 3/15/2025	GBP	400,000	433,124
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	421,000	345,453
			$3,410,825
Supranational – 0.4%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	270,000	$183,839
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		405,000	315,398
West African Development Bank, 4.7%, 10/22/2031		$463,000	485,048
West African Development Bank, 4.7%, 10/22/2031 (n)		806,000	844,382
			$1,828,667
Telecommunications - Wireless – 4.1%
Altice France S.A., 7.375%, 5/01/2026 (n)		$1,215,000	$1,294,072
Altice France S.A., 8.125%, 2/01/2027 (n)		650,000	726,375
Altice France S.A., 5.5%, 1/15/2028 (n)		200,000	204,254
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)		200,000	207,940
American Tower Corp., REIT, 3.5%, 1/31/2023		743,000	775,800
American Tower Corp., REIT, 4%, 6/01/2025		514,000	559,319
American Tower Corp., REIT, 3.8%, 8/15/2029		602,000	655,118
Crown Castle International Corp., 3.7%, 6/15/2026		741,000	800,207
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)		400,000	397,000
Millicom International Cellular S.A., 6.625%, 10/15/2026 (n)		683,000	752,154
SBA Communications Corp., 4%, 10/01/2022		1,180,000	1,200,650
SBA Communications Corp., 4.875%, 9/01/2024		975,000	1,007,906
SBA Communications Corp., 3.875%, 2/15/2027 (n)		220,000	223,025
Sprint Capital Corp., 6.875%, 11/15/2028		325,000	330,688
Sprint Corp., 7.875%, 9/15/2023		1,120,000	1,189,877
Sprint Corp., 7.125%, 6/15/2024		1,085,000	1,120,642
Tele2 AB Co., 2.125%, 5/15/2028	EUR	700,000	863,727
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		$900,000	961,457
T-Mobile USA, Inc., 6.5%, 1/15/2024		405,000	415,631
T-Mobile USA, Inc., 5.125%, 4/15/2025		730,000	751,761

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
T-Mobile USA, Inc., 6.5%, 1/15/2026		$800,000	$853,160
T-Mobile USA, Inc., 5.375%, 4/15/2027		1,125,000	1,200,937
Ypso Finance BIS S.A., 6%, 2/15/2028		485,000	480,475
			$16,972,175
Tobacco – 0.3%
Altria Group, Inc., 1.7%, 6/15/2025	EUR	260,000	$303,191
Philip Morris International, Inc., 1.45%, 8/01/2039		650,000	686,332
Vector Group Ltd., 10.5%, 11/01/2026 (n)		$300,000	312,750
			$1,302,273
Transportation - Services – 1.2%
Abertis Infraestructuras S.A., 3.375%, 11/27/2026	GBP	600,000	$848,222
Heathrow Funding Ltd., 4.625%, 10/31/2046		200,000	392,755
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		$843,000	826,140
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025		1,212,000	1,302,900
Transurban Finance Co., 1.75%, 3/29/2028	EUR	400,000	483,239
Vinci S.A., 3.75%, 4/10/2029 (n)		$821,000	916,991
			$4,770,247
U.S. Treasury Obligations – 1.7%
U.S. Treasury Bonds, 3.5%, 2/15/2039		$1,500,000	$1,907,051
U.S. Treasury Bonds, 3.75%, 11/15/2043 (f)		750,000	998,496
U.S. Treasury Bonds, 2.25%, 8/15/2049		1,021,800	1,075,684
U.S. Treasury Notes, 2%, 11/15/2026		2,750,000	2,851,299
			$6,832,530
Utilities - Electric Power – 4.8%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,601,000	$1,731,033
Clearway Energy Operating LLC, 5.75%, 10/15/2025		1,715,000	1,802,465
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		290,000	298,366
Drax Finco PLC, 6.625%, 11/01/2025 (n)		745,000	788,195
Duke Energy Corp., 3.75%, 9/01/2046		220,000	235,019
Emera U.S. Finance LP, 2.7%, 6/15/2021		142,000	143,702
Emera U.S. Finance LP, 3.55%, 6/15/2026		162,000	172,807
Enel Finance International N.V., 0.375%, 6/17/2027	EUR	250,000	278,884
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$730,000	770,454
Enel S.p.A., 8.75% to 9/24/2023, FLR (Swap Rate - 5yr. + 5.88%) to 9/24/2043, FLR (Swap Rate - 5yr. + 6.63%) to 9/24/2073 (n)		500,000	590,000
Enel S.p.A., 6.625% to 9/15/2021, FLR (GBP Swap Rate - 5yr. + 4.089%) to 9/15/2026, FLR (GBP Swap Rate - 5yr. + 4.339%) to 9/15/2041, FLR (GBP Swap Rate - 5yr. + 5.089%) to 9/15/2076	GBP	230,000	327,549
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		$1,023,000	1,103,937
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		461,000	466,071
Evergy, Inc., 2.9%, 9/15/2029		918,000	941,309
Exelon Corp., 3.497%, 6/01/2022		259,000	266,900
FirstEnergy Corp., 3.9%, 7/15/2027		115,000	125,857
Georgia Power Co., 3.7%, 1/30/2050		446,000	482,348
innogy Finance B.V., 4.75%, 1/31/2034	GBP	300,000	525,333
Listrindo Capital B.V., 4.95%, 9/14/2026		$910,000	936,845
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		594,000	612,652
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)		1,315,000	1,369,244
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		780,000	813,427
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		478,000	498,420
PPL Capital Funding, Inc., 5%, 3/15/2044		270,000	327,986
Star Energy Geothermal Pte. Ltd., 6.75%, 4/24/2033		790,280	859,709
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		230,000	239,775
Terraform Power Operating Co., 5%, 1/31/2028 (n)		910,000	982,800
Transelec S.A., 4.25%, 1/14/2025 (n)		535,000	565,762
Virginia Electric & Power Co., 3.5%, 3/15/2027		839,000	913,131

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Virginia Electric & Power Co., 2.875%, 7/15/2029		$348,000	$365,368
			$19,535,348
Utilities - Other – 0.1%
Suez S.A., 1.625% to 9/12/2026, FLR (EUR ICE Swap Rate - 5yr. + 2.151%) to 9/12/2031, FLR (EUR ICE Swap Rate - 5yr. + 3.151%) to 9/12/2059	EUR	300,000	$334,034
Total Bonds			$488,421,586
Floating Rate Loans (r) – 0.6%
Broadcasting – 0.2%
iHeartCommunications, Inc., Term Loan, 5.78%, 5/01/2026		$124,438	$124,645
Nexstar Broadcasting, Inc., Term Loan B4, 4.53%, 9/19/2026		151,620	152,283
WMG Acquisition Corp., Term Loan F, 3.77%, 11/01/2023 (o)		289,000	290,124
			$567,052
Cable TV – 0.0%
CSC Holdings LLC, Term Loan B5, 4.176%, 4/15/2027		$152,000	$152,427
Chemicals – 0.1%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 6/01/2024 (o)		$178,786	$178,600
Element Solutions, Inc., Term Loan B1, 1/31/2026 (o)		151,620	152,141
			$330,741
Computer Software - Systems – 0.1%
Sabre GLBL, Inc., Term Loan B, 3.645%, 2/22/2024		$303,227	$303,985
SS&C Technologies, Inc., Term Loan B5, 3.395%, 4/16/2025		151,613	151,755
			$455,740
Conglomerates – 0.1%
Gates Global LLC, Term Loan B2, 4.395%, 3/31/2024		$312,554	$311,382
Food & Beverages – 0.0%
U.S. Foods, Inc., Term Loan B, 3.395%, 6/27/2023		$135,248	$135,607
Medical & Health Technology & Services – 0.1%
DaVita Healthcare Partners, Inc., Term Loan B, 3.895%, 8/12/2026		$151,620	$151,972
Jaguar Holding Co. I, Term Loan, 8/18/2022 (o)		151,603	151,495
			$303,467
Pharmaceuticals – 0.0%
Bausch Health Companies, Inc., Term Loan B, 4.419%, 11/27/2025		$147,657	$148,132
Printing & Publishing – 0.0%
Nielsen Finance LLC, Term Loan B4, 3.699%, 10/04/2023		$151,610	$151,719
Total Floating Rate Loans			$2,556,267
Common Stocks – 0.2%
Construction – 0.1%
ICA Tenedora, S.A. de C.V. (a)		127,848	$241,279
Energy - Independent – 0.0%
Frontera Energy Corp.		20,290	$143,044
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		520	$275,288
Total Common Stocks			$659,611

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	332	$42
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	332	3
Total Warrants				$ 45

Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 1.62% (v)	12,002,029	$12,003,230
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit iTraxx Europe Index – March 2020 @ EUR 275	Put	Barclays Bank PLC	$32,409,563	EUR 25,900,000	$70,726
Markit iTraxx Europe Index – March 2020 @ EUR 212.5	Call	Barclays Bank PLC	8,133,674	6,500,000	7,931
Total Purchased Options					$78,657

Written Options (see table below) – (0.0)%	$(21,949)

Other Assets, Less Liabilities – (22.8)%	(93,414,228)
Net Assets – 100.0%	$410,283,219
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,003,230 and $491,716,166, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $226,942,962, representing 55.3% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar

Portfolio of Investments (unaudited) – continued
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SGD	Singapore Dollar
Derivative Contracts at 1/31/20
Written Options
Underlying	Put/Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
Markit iTraxx Europe Index	Call	Barclays Bank PLC	EUR (6,500,000)	$(8,133,674)	EUR 225	March – 2020	$(21,949)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	508,775	USD	562,151	Merrill Lynch International	2/28/2020	$2,934
EUR	260,855	USD	287,565	Morgan Stanley Capital Services, Inc.	2/28/2020	2,162
EUR	2,043,670	USD	2,258,337	UBS AG	2/28/2020	11,523
GBP	427,471	USD	564,801	Deutsche Bank AG	2/28/2020	34
HKD	19,818,000	USD	2,530,389	Citibank N.A.	2/28/2020	20,185
USD	671,951	AUD	982,795	Merrill Lynch International	2/28/2020	13,787
USD	210,211	CAD	278,107	JPMorgan Chase Bank N.A.	2/28/2020	74
USD	34,948,467	EUR	31,351,930	BNP Paribas S.A.	2/28/2020	126,560
USD	334,764	EUR	300,000	Credit Suisse Group	2/28/2020	1,560
USD	1,924,628	EUR	1,719,315	Deutsche Bank AG	2/28/2020	15,023
USD	148,982	EUR	134,000	Goldman Sachs International	2/28/2020	151
USD	1,056,638	EUR	949,548	Merrill Lynch International	2/28/2020	1,995
USD	720,238	EUR	648,030	Morgan Stanley Capital Services, Inc.	2/28/2020	485
USD	6,926,782	GBP	5,237,781	Merrill Lynch International	2/28/2020	5,880
						$202,353
Liability Derivatives
DKK	11,054	USD	1,651	Merrill Lynch International	2/28/2020	$(8)
EUR	1,166,370	USD	1,300,129	Citibank N.A.	2/28/2020	(4,667)
EUR	2,887,348	USD	3,213,948	Deutsche Bank AG	2/28/2020	(7,034)
EUR	150,123	USD	166,982	Merrill Lynch International	2/28/2020	(244)
EUR	1,037,901	USD	1,157,230	UBS AG	2/28/2020	(4,456)
JPY	115,338,000	USD	1,066,513	Deutsche Bank AG	2/28/2020	(717)
KRW	42,694,000	USD	36,269	JPMorgan Chase Bank N.A.	2/28/2020	(433)
NOK	1,421,290	USD	155,370	Merrill Lynch International	2/28/2020	(833)
SGD	54,000	USD	39,779	Citibank N.A.	2/28/2020	(206)
USD	184,896	CHF	180,919	Deutsche Bank AG	2/28/2020	(3,249)
USD	9,973,054	EUR	9,002,755	Deutsche Bank AG	2/18/2020	(19,971)
USD	1,263,905	GBP	966,831	Citibank N.A.	2/28/2020	(13,609)
USD	65,947	GBP	50,592	Deutsche Bank AG	2/28/2020	(903)
USD	1,436,582	GBP	1,095,640	Merrill Lynch International	2/28/2020	(11,134)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	577,107	GBP	442,464	Morgan Stanley Capital Services, Inc.	2/28/2020	$(7,539)
USD	1,702,361	GBP	1,301,073	UBS AG	2/28/2020	(16,801)
USD	1,697,006	MXN	32,899,000	JPMorgan Chase Bank N.A.	2/28/2020	(38,176)
						$(129,980)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Buxl 30 yr	Long	EUR	9	$2,105,087	March – 2020	$65,857
U.S. Treasury Note 5 yr	Long	USD	161	19,371,570	March – 2020	202,995
U.S. Treasury Ultra Bond	Long	USD	6	1,162,125	March – 2020	34,103
						$302,955
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	210	$31,432,238	March – 2020	$(170,821)
Euro-Bund 10 yr	Short	EUR	53	10,288,785	March – 2020	(152,336)
U.S. Treasury Bond	Short	USD	5	817,656	March – 2020	(17,899)
U.S. Treasury Note 10 yr	Short	USD	458	60,298,563	March – 2020	(861,983)
						$(1,203,039)
At January 31, 2020, the fund had liquid securities with an aggregate value of $880,009 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and written options. The following is a summary of the levels used as of January 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$45	$275,288	$275,333
Mexico	—	241,279	—	241,279
Canada	143,044	—	—	143,044
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	6,832,530	—	6,832,530
Non - U.S. Sovereign Debt	—	77,197,487	—	77,197,487
Municipal Bonds	—	1,911,832	—	1,911,832
U.S. Corporate Bonds	—	246,560,893	—	246,560,893
Residential Mortgage-Backed Securities	—	16,238,978	—	16,238,978
Commercial Mortgage-Backed Securities	—	9,243,512	—	9,243,512
Asset-Backed Securities (including CDOs)	—	10,969,969	—	10,969,969
Foreign Bonds	—	119,545,042	—	119,545,042
Floating Rate Loans	—	2,556,267	—	2,556,267
Mutual Funds	12,003,230	—	—	12,003,230
Total	$12,146,274	$491,297,834	$275,288	$503,719,396
Other Financial Instruments
Futures Contracts – Assets	$302,955	$—	$—	$302,955
Futures Contracts – Liabilities	(1,203,039)	—	—	(1,203,039)
Forward Foreign Currency Exchange Contracts – Assets	—	202,353	—	202,353
Forward Foreign Currency Exchange Contracts – Liabilities	—	(129,980)	—	(129,980)
Written Options – Liabilities	—	(21,949)	—	(21,949)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/19	$263,011
Change in unrealized appreciation or depreciation	12,277
Balance as of 1/31/20	$275,288
The net change in unrealized appreciation or depreciation from investments held as level 3 at January 31, 2020 is $12,277. At January 31, 2020, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$15,258,936	$34,224,786	$37,480,380	$125	$(237)	$12,003,230
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$55,280	$—